Average Annual Total Returns (Vanguard Short-Term Treasury Fund Participant:)	Vanguard Short-Term Treasury Fund Vanguard Short-Term Treasury Fund - Admiral Shares 2/1/2014 - 1/31/2015	Barclays U.S. 1-5 Year Treasury Bond Index Vanguard Short-Term Treasury Fund Vanguard Short-Term Treasury Fund - Admiral Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.82%	1.17%
Five Years	1.34%	1.79%
Ten Years	2.86%	3.09%